ADVISORSHARES TRUST

AdvisorShares New Tech and Media ETF

NYSE Arca Ticker: FNG

Supplement dated May 6, 2019

to the Summary Prospectus, Prospectus and Statement of Additional Information

dated November 1, 2018

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) for the AdvisorShares New Tech and Media ETF (the “Fund”) and should be read in conjunction with those documents.

Effective immediately, Mr. David Chojnacki is replaced by Mr. Scott Freeze as portfolio manager of the Fund. All references to Mr. Chojnacki in the Summary Prospectus, Prospectus and SAI are hereby deleted and replaced with references to Mr. Freeze. In particular, the following changes are made to the Summary Prospectus, Prospectus and SAI:

The information under “Portfolio Manager” on page 5 of the Summary Prospectus and Prospectus is deleted and replaced with the following:

Name and Title	Length of Service with the Sub-Advisor
Scott Freeze, Chief Investment Officer & Portfolio Manager	since 2017

The biographical information for Mr. Chojnacki on page 10 of the Prospectus is deleted and replaced with the following:

Scott Freeze, Chief Investment Officer & Portfolio Manager

Mr. Freeze has been involved with ETFs since entering the financial services industry in the 1990s. Prior to joining the Sub-Advisor in 2017, he worked for The Vanguard Group as a Supervisor for Vanguard Brokerage Services before moving to Croix Securities in 2002 to develop an automated trading platform. Mr. Freeze worked at Knight Capital from 2003 to 2005 on the program/ETF desk and Miller Tanaka from 2005 to 2008. Mr. Freeze founded Street One Financial in September 2009 to service ETF users and traders.

The information relating to the Fund under “Portfolio Managers” on page 81 of the SAI is deleted and replaced with the following:

●	Sabretooth Advisors, LLC - AdvisorShares New Tech and Media ETF

Portfolio Manager Compensation. The portfolio manager is compensated by the Sub-Advisor and does not receive any compensation directly from the Fund or the Advisor. The Sub-Advisor pays the portfolio manager a salary plus a discretionary bonus to be determined by the Sub-Advisor and based on fund performance and growth of assets under management.

Fund Shares Owned by Portfolio Manager. As of April 1, 2019, the portfolio manager did not own any shares of the Fund.

Other Accounts Managed by Portfolio Manager. As of April 1, 2019, the portfolio manager was responsible for the day-to-day management of other accounts as follows:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Scott Freeze	1	$2.75	0	$0	0	$0

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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